Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Schedule of share capital
Shareholder’s	Class	2021	%	2020	%
Bobsin LLC	B	9,578,220	23.18	1,915,644	40.07
Oria Zenvia Co-investment Holdings, LP	B	3,178,880	7.69	-	-
Oria Zenvia Co-investment Holdings II, LP	B	3,941,050	9.54	-	-
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	B	4,372,480	10.58	2,298,482	48.07
Oria Tech 1 Inovação Fundo de Investimento em Participações	B	2,637,670	6.38	527,534	11.03
Twilio Inc.	A	3,846,153	9.31	-	-
D1 former shareholders	A	1,942,750	4.70	-	-
Sirena former shareholders	A	89,131	0.22	-	-
Spectra I - Fundo de Investimento em Participações	A	39,940	0.10	7,988	0.17
Spectra II - Fundo de Investimento em Participações	A	159,770	0.39	31,954	0.66
Others	A	11,538,462	27.91	-	-
		41,324,506	100	4,781,602	100